Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended			12 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2012	Feb. 02, 2011 Revolving Credit Facility	Apr. 25, 2013 Credit Facility	Mar. 15, 2011 Credit Facility	Dec. 31, 2013 Credit Facility	Dec. 31, 2012 Credit Facility	Dec. 31, 2013 Credit Facility Property and Equipment	Dec. 31, 2013 Credit Facility Finite-Lived Intangible Assets	Dec. 31, 2013 Credit Facility Cash and Cash Equivalents	Apr. 25, 2013 Credit Facility Term Loan	Dec. 31, 2013 Credit Facility Term Loan	Apr. 25, 2013 Credit Facility Revolving Credit Facility	Dec. 31, 2013 Credit Facility Revolving Credit Facility	Apr. 25, 2013 Credit Facility Revolving Credit Facility Maximum	Dec. 31, 2013 Credit Facility Interest Expense	Dec. 31, 2011 Credit Facility Interest Expense
Debt Instrument [Line Items]
Line of credit												$ 25,000
Maximum borrowing capacity						235,000								50,000
Increase in revolving credit facility																50,000
Credit facility interest periods description												Facility A was repaid in six equal monthly installments, with the first repayment on the date falling one month after the date of the credit agreement and the final repayment on the final maturity date, which was in six months from the date of the credit agreement.		The standard interest periods agreed are one, two, three and six months or any other period agreed to by the lender(s).
Credit facility interest rate description						The credit facility bore interest at an adjusted LIBOR rate plus 6.0% with a LIBOR floor of 1.5%. Interest on the loan was payable in arrears.						Facility A bore interest at a LIBOR rate plus a margin of 2.5% and if applicable, a mandated lead arranger rate and was payable monthly in arrears		Facility B has a final maturity date in three years and bears interest at a LIBOR rate plus a margin of 2.5% subject to specified consolidated financial ratios, and if applicable, a mandated lead arranger rate, and is payable in arrears.
Credit facility interest rate, above LIBOR rate						6.00%						2.50%		2.50%
Credit facility maturity term														3 years
Assets pledged as collateral									7,828	23,195
Cash and cash equivalent pledged as collateral	30,482		46,088								30,482
Fees paid																	1,203	423
Repayment of credit facility	45,000			1,125									25,000		20,000
Credit agreement committed undrawn amount							20,000
Credit facility interest rate, floor rate						1.50%
Net cash proceeds from credit facility							223,754
Payment for debt issuance cost	1,203	7,004					11,246
Principal outstanding amount								100,863
Unamortized deferred financing cost								3,632
Amortization of deferred financing cost					$ 2,643